Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Details [Abstract]
Land	$ 34.6	$ 31.5
Buildings	832.7	851.7
Equipment and leasehold improvements	3,671.3	3,622.7
Property plant and equipment, gross	4,538.6	4,505.9
Accumulated depreciation and amortization	(2,088.5)	(2,030.9)
Property, plant and equipment, net	2,450.1	2,475.0
Construction in progress	177.3	83.7
Depreciation, Depletion and Amortization [Abstract]
Software and other amortization	9.5	10.0	$ 10.0
Total depreciation and amortization	151.1	156.4	160.8
Operating Segments
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, plant and equipment	127.1	131.9	135.2
Software and other amortization	24.0	24.5	25.6
Total depreciation and amortization	$ 151.1	$ 156.4	$ 160.8